Loans and Borrowings - Additional Information (Detail) $ in Thousands							1 Months Ended	12 Months Ended
	Jan. 22, 2019 USD ($)	Jul. 20, 2018 USD ($)	Mar. 14, 2018 USD ($)	Jan. 22, 2018 USD ($)	Sep. 14, 2017 USD ($)	Jul. 20, 2017 USD ($)	Jan. 31, 2017 USD ($) Installments	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($) Installments
Disclosure of detailed information about borrowings [line items]
Pledged trade receivables, other financial assets, property and equipment, intangible and other assets								$ 125,317	$ 113,174
Line of credit								74,274
Line of credit [member] | UK [member]
Disclosure of detailed information about borrowings [line items]
Line of credit								12,889
Line of credit [member] | South Africa [member]
Disclosure of detailed information about borrowings [line items]
Line of credit								1,414
Line of credit [member] | WNS Global Services Private Limited [member]
Disclosure of detailed information about borrowings [line items]
Line of credit								$ 59,971
Long term loan to finance acquisition of denali [member]
Disclosure of detailed information about borrowings [line items]
Term loan facility tenure							3 years
Term loan facility amount							$ 34,000
Interest rate basis							3M USD Libor	3M USD Libor
Adjustment to interest rate basis							1.27%	1.27%
Repayment installment term | Installments							6
First five repayment installments amount							$ 5,650
Sixth and final repayment installment							$ 5,750
Repayment of installment	$ 5,650	$ 5,650		$ 5,650		$ 5,650
Long term loan to finance acquisition of denali [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Fixed rate							1.561%
Long term loan to finance acquisition of health help [member]
Disclosure of detailed information about borrowings [line items]
Term loan facility tenure									5 years
Term loan facility amount									$ 84,000
Interest rate basis								3M USD Libor	3M USD Libor
Adjustment to interest rate basis								0.95%	0.95%
Repayment installment term | Installments									10
Repayment of installment			$ 8,400		$ 8,400
Repayment installment amount									$ 8,400
Long term loan to finance acquisition of health help [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Fixed rate									1.9635%